                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [_]; Amendment Number:
                                               ------

This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Invus Public Equities Advisors, L.L.C.
Address:      750 Lexington Avenue
              30th Floor
              New York, New York  10022

Form 13F File Number: 28-11522

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Khalil Barrage
Title:        Vice President, Secretary and Treasurer
Phone:        (212) 317-7520

Signature, Place, and Date of Signing:

        /s/ Khalil Barrage           New York, New York      February 12, 2010
--------------------------------   --------------------   ----------------------
           [Signature]                [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                          FORM 13F SUMMARY PAGE Report

Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   39

Form 13F Information Table Value Total:   $367,890
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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FORM 13F INFORMATION TABLE
PERIOD ENDING DECEMBER 31, 2009

          COLUMN 1               COLUMN 2       COLUMN 3   COLUMN 4      COLUMN 5
---------------------------- ---------------- ----------- --------- ------------------
                                 TITLE OR                   VALUE    SHRS OR  SH/ PUT/
NAME OF ISSUER                    CLASS          CUSIP    (x$1,000)  PRN AMT  PRN CALL
---------------------------- ---------------- ----------- --------- --------- --- ----
ACORDA THERAPEUTICS INC             COM       00484M 10 6    37,800 1,500,000 SH
ACORDA THERAPEUTICS INC            CALL       00484M 90 6       105     2,000     CALL
AK STL HLDG CORP                    COM       001547 10 8     4,270   200,000 SH
ALEXION PHARMACEUTICALS INC         COM       015351 10 9    41,497   850,000 SH
ANTIGENICS INC DEL                  COM       037032 10 9       640 1,000,000 SH
ANTIGENICS INC DEL            NOTE 5.250% 2/0 037032 AC 3       802 2,290,000 SH
AUXILIUM PHARMACEUTICALS INC        COM       05334D 10 7    35,976 1,200,000 SH
BANK OF AMERICA CORPORATION   UNIT 99/99/9999 060505 41 9    13,428   900,000 SH
BIOVAIL CORP                        COM       09067J 10 9     4,188   300,000 SH
CAPITALSOURCE INC                   COM       14055X 10 2     3,970 1,000,000 SH
CITIGROUP INC                       COM       172967 10 1     7,448 2,250,000 SH
CROWN CASTLE INTL CORP              COM       228227 10 4     9,760   250,000 SH
EXPRESS SCRIPTS INC                 COM       302182 10 0    17,284   200,000 SH
GOLDMAN SACHS GROUP INC             COM       38141G 10 4    15,196    90,000 SH
GOOGLE INC                         CL A       38259P 50 8    12,400    20,000 SH
INTEROIL CORP                       COM       460951 10 6     1,920    25,000 SH
JARDEN CORP                         COM       471109 10 8     6,182   200,000 SH
LAMAR ADVERTISING CO               CL A       512815 10 1     7,773   250,000 SH
LAZARD LTD                         SHS A      G54050 10 2     3,797   100,000 SH
LEXICON PHARMACEUTICALS INC         COM       528872 10 4     6,615 3,891,108 SH
MARTIN MARIETTA MATLS INC           COM       573284 10 6    13,903   155,500 SH
MASTERCARD INC                     CL A       57636Q 10 4    10,239    40,000 SH
METLIFE INC                         COM       59156R 10 8     7,070   200,000 SH
METLIFE INC                        CALL       59156R 90 8        35     1,000     CALL
MICROVISION INC DEL          *W EXP 07/23/201 594960 16 3       505   360,515 SH
NEKTAR THERAPEUTICS                 COM       640268 10 8    12,815 1,375,000 SH
ONYX PHARMACEUTICALS INC            COM       683399 10 9     8,802   300,000 SH
ONYX PHARMACEUTICALS INC           CALL       683399 90 9        29     1,000     CALL
PEPSICO INC                         COM       713448 10 8    18,240   300,000 SH
QUALCOMM INC                        COM       747525 10 3    18,504   400,000 SH
RESEARCH IN MOTION LTD              COM       760975 10 2     5,741    85,000 SH
SKECHERS U S A INC                            79377W 10 8     9,558   325,000 SH
SPDR SERIES TRUST             S&P RETAIL ETF  78464A 71 4     1,043    10,000 SH
TRANSITION THERAPEUTICS INC       COM NEW     893716 20 9     3,600 1,000,000 SH
U S AIRWAYS GROUP INC               COM       90341W 10 8     2,420   500,000 SH
US AIRWAYS GROUP INC          NOTE 7.250% 5/1 911905 AC 1     2,580 2,000,000
VISA INC                         COM CL A     92826C 83 9    10,933   125,000 SH
VULCAN MATLS CO                    CALL       929160 90 9        26       500     CALL
WELLS FARGO & CO NEW                COM       949746 10 1    10,796   400,000 SH